Other operating expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of other expense

	2025	2024
	$	$

Non-capital exploration	(10,203)	(8,029)
Loss on sale of assets	(6,257)	(1,198)
Malian regulatory settlement (Note 9)	—	(16,795)
Other	2,496	(3,082)
	(13,964)	(29,104)